Loans and advances to customers	12 Months Ended
Dec. 31, 2022
Loans and advances to customers [abstract]
Loans and advances to customers
7 Loans and advances to customers

Loans and advances to customers by type [1]
	Netherlands		Rest of the world		Total
in EUR million	2022	2021	2022	2021	2022	2021
Loans to public authorities	837	1,153	11,840	9,672	12,677	10,824
Residential mortgages	110,017	108,466	212,833	202,961	322,850	311,427
Other personal lending	5,835	6,551	30,345	31,511	36,180	38,063
Corporate Lending	68,077	68,062	211,092	202,020	279,169	270,082
	184,766	184,232	466,111	446,164	650,876	630,396

Loan loss provisions	-993	-1,119	-4,990	-4,156	-5,984	-5,274
	183,772	183,113	461,120	442,009	644,893	625,122
1 2021 presentation has been updated to improve consistency and comparability
For details on credit quality and loan loss provisioning, refer to ‘Risk management – Credit risk’ paragraphs ‘Credit quality’ and 'Loan loss provisioning'.
As at 31 December 2022 EUR 644,697 million (2021: EUR 624,962 million) of loans and advances to customers are non-subordinated.
No individual loan or advance has terms and conditions that significantly affect the amount, timing or certainty of the consolidated cash flows of ING Group.
Loans and advances to customers and to banks include finance lease receivables and are detailed as follows:

Finance lease receivables [1]
in EUR million	2022	2021
Maturities of gross investment in finance lease receivables
- within 1 year	3,452	3,204
- between 1-2 years	2,463	2,311
- between 2-3 years	1,870	1,716
- between 3-4 years	1,294	1,178
- between 4-5 years	747	734
- more than 5 years	1,423	1,495
	11,251	10,637

Unearned future finance income on finance leases	-792	-525
Net investment in finance leases	10,459	10,112

Included in Loans and advances to banks	6	5
Included in Loans and advances to customers	10,453	10,106
	10,459	10,112
1The total loan loss provision of EUR 160 million (2021: EUR 167 million) for finance lease receivables is classified into the following loan loss provision stages: Stage 1: EUR 9 million (2021: EUR 8 million), Stage 2: EUR 28 million (2021: EUR 30 million) and Stage 3: EUR 123 million (2021: EUR 129 million).
The finance lease receivables mainly relate to the financing of equipment and are mainly part of corporate lending. To a lesser extent, the finance lease receivables relate to real estate for third parties, where ING is the lessor. Interest income in 2022 on finance lease receivables amounts to EUR 292 million (2021: EUR 217 million).